Fees Summary	May 06, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,487,160,000
Previously Paid Amount	0
Total Fee Amount	686,984.2
Total Offset Amount	0
Net Fee	686,984.2
Narrative - Max Aggregate Offering Price	$ 4,487,160,000
Final Prospectus	true